           As filed with the Securities and Exchange Commission on July 8, 2003

                                              Securities Act File No. 333-56881
                                       Investment Company Act File No. 811-8817

================================================================================

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                 --------------

                                    FORM N-1A

              Registration Statement Under The Securities Act Of 1933        [x]

                            Pre-Effective Amendment No.                      [ ]

                          Post-Effective Amendment No. 38                    [x]

                                       and/or

          Registration Statement Under The Investment Company Act Of 1940    [x]


                                  Amendment No. 40                           [x]
                          (Check appropriate box or boxes)

                                ING EQUITY TRUST
                 (Exact Name of Registrant Specified in Charter)
                          7337 E. Doubletree Ranch Road
                              Scottsdale, AZ 85258
                    (Address of Principal Executive Offices)
       Registrant's Telephone Number, Including Area Code: (800) 992-0180

                                                                   With copies to:
          Kimberly A. Anderson                 Margaret A. Bancroft                  Pat Bauer
          ING Investments, LLC                      Dechert LLP                ING Investments, LLC
     7337 E. Doubletree Ranch Road             30 Rockefeller Plaza        7337 E. Doubletree Ranch Road
          Scottsdale, AZ 85258                  New York, NY 10112             Scottsdale, AZ 85258
(Name and Address of Agent for Service)

                           ------------------------

 It is proposed that this filing will become effective (check appropriate box):

[ ]   Immediately upon filing pursuant to paragraph (b)
[ ]   60 days after filing pursuant to paragraph (a)(1)
[ ]   75 days after filing pursuant to paragraph (a)(2)
[x]   on August 8, 2003 pursuant to paragraph (b)
[ ]   on (date) pursuant to paragraph (a)(1)
[ ]   on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[x] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.


================================================================================

                                EXPLANATORY NOTE

This Post-Effective Amendment No. 38 ("Amendment") to the Registration Statement on Form N-1A for ING Equity Trust is being filed for the purpose of extending the effective date of Post-Effective Amendment No. 37 from July 10, 2003 to August 8, 2003. This Amendment incorporates by reference the Class A, B, and C Prospectus and Class Q Prospectus for ING Principal Protection Fund VIII, the related Statement of Additional Information and Part C (including Exhibits) contained in Post-Effective Amendment No. 37 as filed with the U.S. Securities and Exchange Commission on July 7, 2003.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933, as amended (the "1933 Act"), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b)under the securities act and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Scottsdale and State of Arizona on the 8th day of July, 2003.

                                    ING EQUITY TRUST

                                    By:   /s/ Kimberly A. Anderson
                                          _________________________
                                          Kimberly A. Anderson,
                                          Vice President and Secretary

      Pursuant to the requirements of the 1933 Act, this Post-Effective Amendment to its Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

            SIGNATURE                           TITLE                DATE
            ---------                           -----                ----
                                        Trustee and Chairman
__________________________________                               July 8, 2003
         John G. Turner*


                                        President and Chief
                                        Executive Officer        July 8, 2003
__________________________________
       James M. Hennessy*

                                        Executive Vice
                                        President and            July 8, 2003
                                        Principal Financial
__________________________________      Officer
       Michael J. Roland*


                                        Trustee
__________________________________                               July 8, 2003
        Paul S. Doherty*


                                        Trustee
__________________________________                               July 8, 2003
       J. Michael Earley*


                                        Trustee
__________________________________                               July 8, 2003
     R. Barbara Gitenstein*


                                        Trustee
__________________________________                               July 8, 2003
       Walter H. May, Jr.*

                                        Trustee
__________________________________                               July 8, 2003
      Thomas J. McInerney*


                                        Trustee
__________________________________                               July 8, 2003
          Jock Patton*


                                        Trustee
__________________________________                               July 8, 2003
       David W.C. Putnam*



__________________________________      Trustee                  July 8, 2003
        Blaine E. Rieke*


                                        Trustee

__________________________________                               July 8, 2003
        Roger B. Vincent*


                                        Trustee

__________________________________                               July 8, 2003
      Richard A. Wedemeyer*



*By:  /s/ Kimberly A. Anderson
      _____________________
      Kimberly A. Anderson
      Attorney-in-Fact**